Prepayments and deposits (Details) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Prepayments And Deposits [Abstract]
Prepaid lease deposits	$ 886,951	$ 33,501
Prepaid equipment deposits	3,231,836	0
Prepaid insurance	3,839,880	59,582
Other prepaids	688,331	870,868
Prepayments and deposits	$ 8,646,998	$ 963,951